SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Work in process		$ 2,896	$ 1,081
Finished goods		6,812	7,324
Inventory	$ 25,407	$ 9,708	$ 8,405